Shareholders' Equity (Information About Nonvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Beginning balance	927,968
Granted	154,600	527,500	464,335
Vested	(286,685)
Forfeited	(112,536)
Ending balance	683,347	927,968
Weighted average grant- date fair value
Beginning balance	$ 1.26
Granted	3.30
Vested	1.54
Forfeited	1.38
Ending balance	$ 1.58	$ 1.26